Condensed Consolidated Statement of Stockholders' Deficit (Parenthetical) - GP Investments Acquisition Corp [Member] - Ordinary Shares [Member]	11 Months Ended
Dec. 31, 2015 shares
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Sale Of Ordinary Shares Net Of Underwriters Discount And Offering Expenses	15,000,000
Sale Of Ordinary Shares Over Allotment Units Shares To Underwriters Net Of Underwriters Discount	2,250,000
Stock Issued During Period Shares Private Placement Warrants	6,062,500